Bridge Loans and Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	9 Months Ended
	Aug. 31, 2025	Sep. 30, 2025
Bridge Loans and Warrants [Line Items]
Aggregate gross proceeds		$ 5,687
Annual interest rate		15.00%
Loans mature		1 year
Price per share		$ 7
Valuation of divided		$ 100,000
Conversion price, percentage	150.00%	150.00%
Percentage of shares issued	100.00%
Commission on funds percentage		3.00%
Debt discount value		$ 2,870
Debt issuance costs		$ 14
weighted average interest rate		98.80%
Aggregate principal amount		$ 5,938
Unamortized debt discount		2,370
Issuance costs		11
Debt net carrying value		$ 3,557
Minimum [Member]
Bridge Loans and Warrants [Line Items]
Coversion price	$ 11.5
Effective interest rates		22.72%
Maximum [Member]
Bridge Loans and Warrants [Line Items]
Coversion price	$ 15
Effective interest rates		153.73%